CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
CONTRACT LIABILITIES

9. CONTRACT LIABILITIES

The Group’s contract liabilities include the upfront payments received upon signing of the contract for IPO/IFA/FA services and advances from clients related to CA services on the Group’s consolidated balance sheets. These payments are non-refundable and are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of December 31, 2024 and 2023, the contract liabilities were comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Contract liabilities	1,100,000	1,400,000	180,233
Advance from customers	64,000	244,000	31,412
Total	1,164,000	1,644,000	211,645

The movement in contract liabilities is as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	2,800,000	1,100,000	141,612
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(2,300,000)	(1,100,000)	(141,612)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	600,000	1,400,000	180,233
Balance at end of the year ended December 31	1,100,000	1,400,000	180,233